Document and Entity Information	12 Months Ended
Dec. 25, 2024
Document and Entity Information [Abstract]
Document Type	DEF 14A
Entity Registrant Name	El Pollo Loco Holdings, Inc.
Entity Central Index Key	0001606366
Amendment Flag	false